SHARE OPTIONS, RESTRICED STOCK UNITS AND WARRANTS (Tables)	12 Months Ended
Dec. 31, 2024
SHARE OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS
Summary of options and warrants over ordinary shares have been granted by the company and are outstanding

The following table summarizes share-based compensation expense for the years ended December 31, 2024 and 2023:

	2024	2023
Stock options	1,958	3,332
Restricted stock units	1,801	560
	3,759	3,892

	Number of	Weighted
	options and	average exercise
	warrants ‘000	price £
At 1 January 2024	11,028	0.83
Granted	57,800	0.11
Exercised	—	—
Lapsed	(5,279)	0.95
Outstanding at 31 December 2024	63,549	0.17

Exercisable at 31 December 2024	5,429	0.73

	Number of	Weighted
	options and	average exercise
	warrants ‘000	price £
At 1 January 2023	18,698	0.78
Granted	659	0.13
Exercised	—	—
Lapsed	(8,329)	0.67
Outstanding at 31 December 2023	11,028	0.83

Exercisable at 31 December 2023	7,904	0.89

Summary of fair value of options and warrants determined using the black-scholes option pricing model

	2024	2023
Grant date share price £	0.115	0.14
Exercise price £	0.1125	0.13
Volatility	113%	187%
Life	5 years	10 years
Risk free rate	3.90%	3.40%
Dividend yield	0%	0%

Restricted Stock Units
SHARE OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS
Schedule of outstanding awards

	2024
			Weighted Average
	Number of	Weighted Average	Remaining Vesting
	Awards	Grant Date Price £	Period (months)
Outstanding at beginning of period	6,999,817	0.12	—
Granted during the period	7,273,995	0.15	—
Vested during the period	(3,162,982)	0.12	—
Forfeited during the period	(2,021,671)	0.14	—
Outstanding at the end of period	9,089,159	0.13	22

	2023
			Weighted Average
	Number of	Weighted Average	Remaining Vesting
	Awards	Grant Date Price £	Period (months)
Outstanding at beginning of period	—	—	—
Granted during the period	12,041,192	0.13	—
Vested during the period	(3,617,136)	0.13	—
Forfeited during the period	(1,424,239)	0.13	—
Outstanding at the end of period	6,999,817	0.12	28

Performance Stock Units
SHARE OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS
Schedule of outstanding awards

	2024
			Weighted Average
	Number of	Weighted Average	Remaining Vesting
	Awards	Grant Date Price £	Period (months)
Outstanding at beginning of the period	2,850,000	1.15
Vested during the period	(237,500)	—
Forfeited during the period	—	—
Outstanding at the end of period	2,612,500	1.15	35

2023
Weighted Average
	Number of	Weighted Average	Remaining Vesting
	Awards	Grant Date Price $	Period (months)
Outstanding at beginning of the period	—	—	—
Granted during the period	2,850,000	1.15	—
Vested during the period	—	—	—
Forfeited during the period	—	—	—
Outstanding at the end of the period	2,850,000	1.15	35